28. Operating revenue (Tables)	12 Months Ended
Dec. 31, 2018
Operating Revenue Tables Abstract
Operating revenue
	2018	2017	2016

Metropolitan region of São Paulo	10,295,509	8,636,926	7,749,694
Regional Systems	3,958,100	3,586,820	3,372,538
Total	14,253,609	12,223,746	11,122,232

Reconciliation between gross operating income and net operating income
	2018	2017	2016

Revenue from sanitation services (i)	14,253,609	12,223,746	11,122,232
Construction revenue	2,802,670	3,150,877	3,732,877
Sales tax	(916,808)	(757,619)	(756,901)
Regulation, Control and Oversight Fee (TRCF) (ii)	(54,377)	(8,771)	-
Net revenue	16,085,094	14,608,233	14,098,208

(i) Includes the amount of R$63,901 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP.

(ii) Amount payable to ARSESP referring to regulation, control and oversight activities, pursuant to State Complementary Law 1,025/07.